Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 436,622	$ 61,626	¥ 340,489
Current	382,809	54,030	286,786
Non-current	53,813	7,596	53,703
Unfulfilled maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	181,139	25,566	191,728
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 255,483	$ 36,060	¥ 148,761